Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 4,227,409	$ 403,639	$ 6,410,564	$ 4,306,918
Accumulated losses	35,184,530		30,957,121	$ 24,546,557
Working capital deficit	$ 12,061,834		$ 10,502,348